        UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:      9/30/00

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                            	    /  / adds new holdings entries

Institutional Investment Manager Filing this Report:

SAN FRANCISCO SENTRY INVESTMENT GROUP
100 Pine Street, Suite 2700
San Francisco, CA  94111

Form 13F File Number:  28-801-44325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
RICHARD E. DIRICKSON, JR.
Chairman and Secretary
415-229-9000

Signature, Place and Date of Signing:


/s/ Richard E. Dirickson, Jr.
_____________________________

Richard E. Dirickson, Jr.
San Francisco, CA
11/08/00

Report Type (Check only one):
/ x / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/   /  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/   /  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                      FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     292

Form 13F Information Table Value Total (x$1000):    $259,102

List of Other Included Managers:    None


FORM 13F INFORMATION TABLE
SAN FRANCISCO SENTRY INVESTMENT GROUP

Name of Issuer		  Title	    CUSIP     Value    Shrs or	  SH/PRN  Investment   Other	  Voting Authority
			 of Class	     (x$1000)  Prn Amt		  Discretion  Managers  Sole   Shared 	None

AES Corp.                 Common  00130H105   $1,117   16300        SH       Sole                    	       16300
ALLTEL Corp.              Common  020039103     $480    9200        SH       Sole                     		9200
AT&T Corp.                Common  001957109      $70    2382        SH       Sole                     		2382
AT&T Corp. Liberty        Common  001957208     $126    7000        SH       Sole                     		7000
  Media
AT&T Wireless             Common  001957406      $63    3000        SH       Sole                     		3000
AXA Financial Inc.        Common  002451102   $1,006   19742        SH       Sole                    	       19742
Abbott Labs               Common  002824100      $62    1300        SH       Sole                     		1300
Agilent Technologies      Common  00846u101     $400    8166        SH       Sole                     		8166
  Inc.
Alcoa                     Common  013817101   $1,096   43284        SH       Sole                    	       43284
Allegheny Energy, Inc.    Common  017361106      $61    1600        SH       Sole                     		1600
Alliant Energy Corp.      Common  018802108      $12     400        SH       Sole                      		 400
Alliant Tech Systems      Common  018804104      $69     840        SH       Sole                      		 840
  Inc
Allied Capital Corp.      Common  01903Q108     $166    8000        SH       Sole                     		8000
Alza Corp. Class A       Class A  022615108   $1,930   22311        SH       Sole                    	       22311
Amazon                    Common  023135106      $38    1000        SH       Sole                     		1000
American Electric Power   Common  025537101      $74    1900   	    SH       Sole                     		1900
American General Corp     Common  026351106     $367    4710        SH       Sole                     		4710
  Texas
American Home Products    Common  026609107   $1,345   23774        SH       Sole                    	       23774
Ameren Corporation        Common  023608102      $13     300        SH       Sole                     	 	 300
America Online            Common  02364J104     $505    9400        SH       Sole                     		9400
American Express          Common  025816109     $131    2160        SH       Sole                     		2160
  Company
American International    Common  026874107   $4,555   47600        SH       Sole                    	       47600
  Group
American Tower            Common  029912201     $102    2700   	    SH       Sole                     		2700
Amgen Inc.                Common  031162100   $2,932   41985        SH       Sole                    	       41985
Anadarko Petroleum Corp   Common  032511107      $13     200        SH       Sole                      		 200
Apple Computer            Common  037833100      $11     440        SH       Sole                      		 440
Applied Materials         Common  038222105     $730   12300        SH       Sole                    	       12300
Arqule, Inc.              Common  04269E107      $51    3000        SH       Sole                     		3000
Associates First         Class A  046008108     $132    3464   	    SH       Sole                     		3464
  Capital Corp. A
Axent Technologies        Common  05459C108      $86    4000        SH       Sole                     		4000
Azurix Corp Com           Common  05501m104       $9    2500        SH       Sole                      		2500
Banco de Galicia        ADR B NEW 059538207       $2     118        SH       Sole                        	 118
  Buenos Aires
Bank One Corp.            Common  06423A103   $1,284   33232        SH       Sole                    	       33232
BankAmerica Corp.         Common  060505104     $473    9028        SH       Sole                     		9028
Bausch & Lomb Inc.        Common  071707103     $259    6660        SH       Sole                     		6660
Baxter International      Common  071813109     $164    2050        SH       Sole                     		2050
BellSouth Corp.           Common  079860102     $818   20324        SH       Sole                    	       20324


Berkshire Hathaway       Class B  084670207     $222     107        SH       Sole                      		 107
Bestfoods                 Common  08658u101      $87    1200        SH       Sole                     		1200
Biogen, Inc.              Common  090597105      $24     400        SH       Sole                      		 400
Boeing Company            Common  0907023105    $189    3000        SH       Sole                     		3000
Bp Amoco Plc Spon         Common  055622104     $620   11702        SH       Sole                     	       11702
Bristol Meyers Squibb     Common  110122108   $2,015   35280        SH       Sole                    	       35280
Broadcom Corp.            Common  111320107     $564    2315        SH       Sole                     		2315
CP&L Energy Inc           Common  12614c106     $125    3000        SH       Sole                     		3000
CMGI Inc.                 Common  125750109      $11     400        SH       Sole                      		 400
CVS Corp.                 Common  126650100   $1,098   23700        SH       Sole                    	       23700
Cablevision Systems       Common  12686C109     $290    4372        SH       Sole                     		4372
  Corp.
Cadiz                     Common  127537108     $100   10000        SH       Sole                    	       10000
Capital Automotive REIT   COM SH  139733109      $13    1000        SH       Sole                     		1000
                         BEN INT
Caremark RX Inc.          Common  141705103      $23    2000        SH       Sole                     		2000
Caterpillar, Inc.         Common  149123101     $456   13500        SH       Sole                    	       13500
Cedar Fair, L.P.          Common  150185106     $715   38776        SH       Sole                    	       38776
Century Business          Common  156490104       $7    5000        SH       Sole                     		5000
Cerus Corp                Common  157085101     $106    1900        SH       Sole                     		1900
Chase Manhattan Bank      Common  16161A108     $904   19580        SH       Sole                    	       19580
Chesapeake Energy         Common  165167107       $9    1300        SH       Sole                     		1300
Chevron Corp.             Common  166751107   $1,335   15662        SH       Sole                    	       15662
Chiron Corp.              Common  170040109      $64    1432        SH       Sole                     		1432
Cisco Systems, Inc.       Common  17275R102   $6,330  114578        SH       Sole                   	      114578
Citigroup Inc             Common  172967101     $757   14004        SH       Sole                    	       14004
Clear Channel             Common  184502102     $664   11750        SH       Sole                    	       11750
  Communications
Clorox                    Common  189054109     $190    4800        SH       Sole                     		4800
Colgate Palmolive Co      Common  194162103      $61    1300        SH       Sole                     		1300
Community Bank Systems,   Common  203607106      $26    1000        SH       Sole                     		1000
  Inc.
Computer Sciences         Common  205363104     $936   12600        SH       Sole                    	       12600
Corning, Inc.             Common  219350105     $971    3270        SH       Sole                     		3270
COSTCO WHSL CORP NEW COM  Common  22160k105     $789   25580        SH       Sole                    	       25580
Covance Inc.              Common  222816100      $16    2000        SH       Sole                     		2000
Cox Communications,      Class A  224044107     $115    3000        SH       Sole                     		3000
  Inc.
Crescendo                Class A  225637107      $29    1421        SH       Sole                     		1421
  Pharmaceuticals CL A
Crescent Real Estate      Common  225756105   $1,331   59640        SH       Sole                    	       59640
  Equities
Curagen Corp.             Common  23126r101       $5     100        SH       Sole                      		 100
Cypress Semiconductor     Common  232806109      $62    1500        SH       Sole                      		1500
Cytec Industries, Inc.    Common  232820100       $3      84        SH       Sole                       	  84
DST Systems, Inc.         Common  233326107   $2,609   22200        SH       Sole                    	       22200
Daimler Chrysler          Common  d1668r123     $855   19265        SH       Sole                    	       19265
Damark Intl. Class A      Common  235691102     $205   16700        SH       Sole                    	       16700
Dell Computer             Common  247025109      $56    1800        SH       Sole                     		1800
Devon Energy Corp         Common  25179M103     $175    2908        SH       Sole                     		2908
Dow Chemical Co.          Common  260543103     $254   10200        SH       Sole                    	       10200
Dreyers Grand Ice Cream   Common  261878102      $43    2000        SH       Sole                     		2000
Dreyfus Strategic Muns    Common  261932107     $556   64958        SH       Sole                    	       64958
  Inc.
DuPont deNemours          Common  263534109     $110    2648        SH       Sole                     		2648


Duke Energy Corp.         Common  264399106     $254    2966        SH       Sole                     		2966
Duke Rlty Invts, Inc.     Common  264411505     $241   10000        SH       Sole                    	       10000
                           New
EIF 1st Exch st. AT&T     Common  294700703      $47     300        SH       Sole                      		 300
  Shrs
ELON Echelon              Common  27874N105   $1,204   41000        SH       Sole                    	       41000
EMC Corp.                 Common  268648102  $22,004  221986        SH       Sole                   	      221986
Earthlink Network  Inc.   Common  270321102      $63    6944        SH       Sole                     		6944
Eastman Chemical Co.      Common  277432100      $85    2300        SH       Sole                     		2300
Eastman Kodak             Common  277461109     $463   11329        SH       Sole                    	       11329
Edison International      Common  281020107     $228   11800        SH       Sole                    	       11800
Edwards Lifesciences      Common  28176E108       $2     100        SH       Sole                      		 100
El Paso Energy Corp.      Common  283905107      $44     720        SH       Sole                      		 720
  Del
Elan Corp. PLC ADR         ADR    284131208   $1,391   25400        SH       Sole                    	       25400
Electronic Data Systems   Common  285661104       $4     100        SH       Sole                      		 100
Emerson Electric          Common  291011104     $442    6600        SH       Sole                     		6600
Energizer Holdings Inc.   Common  29266R108     $165    6716        SH       Sole                     		6716
Enron Corp.               Common  293561106   $3,873   44199        SH       Sole                    	       44199
Equity Office             Common  294741103      $79    2555        SH       Sole                     		2555
  Properties
Exxon Mobil Corp.         Common  30231G102   $5,738   64379        SH       Sole                    	       64379
FDX Corp                  Common  31304n107      $67    1500        SH       Sole                     		1500
FPL Group, Inc.           Common  302571104     $710   10800        SH       Sole                    	       10800
Fannie Mae (USA)          Common  313586109     $418    5840        SH       Sole                     		5840
Financial Center          Common  317396109       $0    1271        SH       Sole                     		1271
  Bancorp
First Australia Prime     Common  318653102     $321   76452        SH       Sole                    	       76452
  Income Fund
First Union Corp.         Common  337358105      $23     725        SH       Sole                      		 725
First Wsas Bancorp Inc    Common  33748t104      $86    5500        SH       Sole                     		5500
FirstEnergy Corp.         Common  337932107     $108    4000        SH       Sole                     		4000
Firstar Corp New          Common  33763v109     $294   13125        SH       Sole                    	       13125
Fleetboston Financial     Common  339030108      $55    1400        SH       Sole                     		1400
  Corp
Florida Progress Corp     Common  341109106     $159    3000        SH       Sole                     		3000
Ford Motor Company        Common  345370100     $581   22948        SH       Sole                    	       22948
Freddie Mac               Common  313400301   $2,803   51839        SH       Sole                    	       51839
Freeport McMoran Copper  Class A  35671D105      $31    3728        SH       Sole                     		3728
  & Gold Cl A
Freeport McMoran Copper   PFD CV  35671D501      $19    1500        SH       Sole                     		1500
  & Gold  "A"             .05 SH
Freeport McMoran Copper  Class B  35671D857      $38    4315        SH       Sole                     		4315
  & Gold Cl B
Fritz Cos Inc             Common  358846103      $36    3000        SH       Sole                     		3000
Gabelli Ser Fds,        CONV SECS 36240B109      $49    5000        SH       Sole                     		5000
  Inc./Conv Sec             FD
Gap, Inc.                 Common  364760108      $63    3150        SH       Sole                     		3150
Genetech Inc              Common  368710406      $19     100        SH       Sole                      		 100
General Electric Co.      Common  369604103  $29,791  516425   	    SH       Sole                   	      516425
Global Crossing Ltd       Common  G3921A100      $50    1600        SH       Sole                     		1600
Goto.com Inc              Common  38348T107       $8     500        SH       Sole                      		 500
H & Q Healthcare          SH BEN  404052102     $272    7505   	    SH       Sole                     		7505
                           INT
Halliburton Co            Common  406216101     $411    8400        SH       Sole                     		8400


Health Care Ppty Invs.,   Common  421915109     $132    4464        SH       Sole                     		4464
  Inc.
Heinz (H.J.)              Common  423074103     $447   12050        SH       Sole                    	       12050
Hewlett Packard Co.       Common  428236103   $1,036   10680        SH       Sole                    	       10680
Home Depot, Inc.          Common  437076102   $2,012   37921        SH       Sole                    	       37921
Home Properties NY,       Common  437306103      $15     500        SH       Sole                      		 500
  Inc.
Honeywell Intl Inc        Common  438516106   $1,905   53480        SH       Sole                    	       53480
IMS Health Inc            Common  449934108     $585   28200        SH       Sole                    	       28200
INCYTE Pharmaceuticals    Common  45337C102      $74    1800        SH       Sole                     		1800
Infospace Com Inc Com     Common  45678t102      $36    1200        SH       Sole                     		1200
Infinity Broadcast        Common  45662S102   $1,214   36800        SH       Sole                    	       36800
Inhale Therapeutic sys.   Common  457191104      $90    1600        SH       Sole                     		1600
Intel Corp.               Common  458140100   $4,313  103770        SH       Sole                   	      103770
Int'l Business Machines   Common  459200101   $3,932   34947        SH       Sole                    	       34947
Istar Financial Inc.      Common  45031U101      $18     805        SH       Sole                      		 805
J P Morgan & Co           Common  616880100     $131     800        SH       Sole                      		 800
JDS Uniphase Corp.        Common  46612j101   $1,375   14525        SH       Sole                    	       14525
Johnson & Johnson         Common  478160104   $5,937   63200        SH       Sole                    	       63200
Kellogg                   Common  487836108      $97    4000        SH       Sole                     		4000
Keyspan Energy, Inc.      Common  49337w100     $241    6000        SH       Sole                     		6000
Kroger Company            Common  501044101   $1,128   50000        SH       Sole                    	       50000
Lilly, Eli & Co.          Common  532457108   $1,945   23978        SH       Sole                    	       23978
Lincoln Natl Corp Inc     Common  534187109      $29     600        SH       Sole                      		 600
Lsi Logic Corp            Common  502161102     $146    5000        SH       Sole                      		5000
Lucent Technologies       Common  549463107     $501   16388        SH       Sole                    	       16388
Lyondell Petrochem        Common  552078107       $1      85   	    SH       Sole                       	  85
MBIA, Inc.                Common  55262C100     $662    9310        SH       Sole                     		9310
MDU Resources Group       Common  552690109     $116    3900   	    SH       Sole                     		3900
MSDW High Yield Fund      Common  61744m104      $46    4000        SH       Sole                     		4000
  Inc.
Martek Biosciences        Common  572901106     $137    7000        SH       Sole                     		7000
  Corp.
Martha Stewart Living    Class A  573083102      $21     800        SH       Sole                      		 800
  Omnimedia
Masco Corp.               Common  574599106      $30    1600        SH       Sole                     		1600
May Dept Stores           Common  577778103     $305   14853        SH       Sole                    	       14853
Mellon Financial Corp     Common  58551a108     $904   19500        SH       Sole                    	       19500
Merchants National        Common  589161108      $39     120        SH       Sole                      		 120
Merck & Co.               Common  589331107   $5,598   75210        SH       Sole                    	       75210
Mercury Interactive       Common  589405109     $110     700        SH       Sole                      		 700
  Corp.
Merrill Lynch             Common  590188108  $27,421  415462        SH       Sole                   	      415462
Microsoft Corp.           Common  594918104   $4,283   71019        SH       Sole                    	       71019
Millenium Pharm           Common  599902103     $292    2000        SH       Sole                     		2000
Morgan Stanley Dean       Common  617446448     $175    1908        SH       Sole                     		1908
  Witter Discover
Motorola, Inc.            Common  620076109     $212    7500        SH       Sole                     		7500
Muniholdings Calif. FD    Common  625933106      $89    6754        SH       Sole                     		6754
NTL Inc.                  Common  629407107     $125    2708        SH       Sole                     		2708
NVEST LP (New England     Common  67065F107     $413   10500        SH       Sole                    	       10500
  In CO)
Nat'l Fuel Gas Co.        Common  636180101     $572   10200        SH       Sole                    	       10200
Nationwide Health PPTY    Common  638620104      $10     600        SH       Sole                      		 600
  Inc.


Network Appliance         Common  64120l104     $204    1600        SH       Sole                     		1600
Network Associates Inc    Common  640938106     $111    4900        SH       Sole                     		4900
Neurocrine Biosciences,   Common  64125C109       $9     200        SH       Sole                      		 200
  Inc.
Newell Rubbermaid Inc.    Common  651229106     $232   10153        SH       Sole                    	       10153
Newhall Land & Farming Depositary 651426108     $259   11000        SH       Sole                    	       11000
News Corp.                Common  652487703      $11     200        SH       Sole                      		 200
Nisource Inc.             Common  65473p105     $219    9000        SH       Sole                     		9000
Nokia Corp Spons ADR      Common  654902204   $2,227   55945        SH       Sole                    	       55945
Nortel Networks Corp.     Common  656568102     $326    5475        SH       Sole                     		5475
  ADR
Northern Trust Corp       Common  665859104   $4,479   50400        SH       Sole                    	       50400
Nstar                     Common  67019e107      $12     300        SH       Sole                     	   	 300
Nuveen Premium Income     Common  6706K4105   $1,182   96000        SH       Sole                    	       96000
Mun Fund 4
OGE Energy Corp.          Common  670837103      $26    1200        SH       Sole                     		1200
Occidental Petroleum      Common  674599105     $201    9200        SH       Sole                     		9200
  Corp.
Oracle Corp.              Common  68389X105     $158    2000        SH       Sole                     		2000
PE Corp Celera Genomics   Common  69332S201     $100    1000        SH       Sole                     		1000
  Gp
Palm Inc                  Common  696642107      $63    1186        SH       Sole                     		1186
Park Place Entertainment  Common  700690100     $209   13845        SH       Sole                    	       13845
PepsiCo, Inc.             Common  713448108   $1,631   35462        SH       Sole                    	       35462
Pfizer, Inc.              Common  717081103   $8,500  189156        SH       Sole                    	      189156
Pharmacia Corp.           Common  71713u102     $695   11540        SH       Sole                    	       11540
Phelps Dodge Corp.        Common  717265102     $227    5429        SH       Sole                     		5429
Pitney Bowes, Inc.        Common  724479100     $741   18800        SH       Sole                    	       18800
Plantronics Inc.          Common  727493108     $228    6000        SH       Sole                     		6000
Plum Creek Timber Co.  Depositary 729251108      $36    1600        SH       Sole                     		1600
  LP
Policy Management Sys     Common  731108106      $81    6000        SH       Sole                     		6000
Procter & Gamble Co.      Common  742718109     $724   10800        SH       Sole                    	       10800
Prologis Trust SBI        Common  743410102     $488   20532        SH       Sole                    	       20532
Psinet Inc                Common  74437C101      $26    2700        SH       Sole                     		2700
Public Service            Common  744573106      $22     500        SH       Sole                      		 500
  Enterprise Group
Puget Sound Energy, Inc.  Common  745332106      $95    3750        SH       Sole                     		3750
Qualcomm, Inc.            Common  747525103     $780   10950        SH       Sole                    	       10950
Qwest Communications      Common  749121109     $753   15676        SH       Sole                    	       15676
Radio Shack Corp          Common  750438103     $259    4000   	    SH       Sole                     		4000
Ralston Purina Gp.        Common  751277302     $477   20148        SH       Sole                    	       20148
Rational Software         Common  75409P202     $347    5000   	    SH       Sole                     		5000
Realnetworks Inc.         Common  75605l104      $16     400        SH       Sole                      		 400
Redwood Trust, Inc.       Common  758075402     $163   10700        SH       Sole                    	       10700
Redwood Trust Pfd B      PFD CV B 758075600      $72    3000        SH       Sole                     		3000
Regions Financial Corp.   Common  758940100      $14     600        SH       Sole                      		 600
Reliant Energy Inc        Common  75952J108     $484   10400        SH       Sole                    	       10400
Robert Half Int'l, Inc.   Common  770323103     $803   23160   	    SH       Sole                    	       23160
Roche Holdings Ltd        Common  771195104       $9     100        SH       Sole                      		 100
  Spons ADR
Rogers Corp               Common  775133101     $158    5000        SH       Sole                     		5000
Royal Dutch Pete New      NY REG  780257804   $2,459   41020        SH       Sole                    	       41020
  Co. $1.25                GLD
SBC Communications        Common  78387G103   $1,468   29350        SH       Sole                    	       29350


SCANA Corp.               Common  80589m102      $94    3030        SH       Sole                     		3030
Safeway, Inc.             Common  786514208     $476   10200        SH       Sole                    	       10200
Salomon Bros Fund         Common  795477108     $202   11360        SH       Sole                    	       11360
Santa Fe Intl ADR         Common  G7805C108      $10     219   	    SH       Sole                                219
Saul Centers, Inc.        Common  804395101      $26    1600        SH       Sole                     		1600
Schering Plough Corp.     Common  806605101   $1,860   40000        SH       Sole                    	       40000
Schlumberger Ltd.         Common  806857108   $1,128   13700        SH       Sole                    	       13700
Sempra Energy             Common  816851109      $69    3308        SH       Sole                     		3308
Senior High Income        Common  81721E107      $13    2000        SH       Sole                     		2000
Sensormatic Electronics   Common  817265101     $173   11500        SH       Sole                    	       11500
Sepracor Inc              Common  817315104      $61     500        SH       Sole                      		 500
Simon Ppty Group, Inc.    Common  828806109     $263   11200        SH       Sole                    	       11200
Software Technologies     Common  834040107     $137    6000        SH       Sole                     		6000
Solectron Corp.           Common  834182107   $3,210   69600        SH       Sole                    	       69600
Sonus Pharmaceuticals,    Common  835692104     $284   79000        SH       Sole                    	       79000
  Inc.
Southwest Airlines Co.    Common  844741108     $172    7086        SH       Sole                     		7086
Spanish Broadcasting      Common  846425882     $565   45100        SH       Sole                    	       45100
Spieker Properties, Inc.  Common  848497103     $570    9900        SH       Sole                     		9900
Spring Group PLC Ord      Common  G25759112     $221  156000        SH       Sole                   	      156000
Starbucks                 Common  855244109      $60    1500        SH       Sole                     		1500
Starmedia Network Inc.    Common  855546107      $48    6400        SH       Sole                     		6400
Sterling Optical Corp     Common  859488108       $0      12        SH       Sole                       	  12
SunGard Data Systems,     Common  867363103   $2,428   56700        SH       Sole                    	       56700
  Inc.
Symyx Technologies Inc.   Common  87155s108      $43    1000        SH       Sole                     		1000
Synavant Inc              Common  87157a105       $9    1410        SH       Sole                     		1410
TCW Convertible           Common  872340104      $60    5000        SH       Sole                     		5000
Securities Fd, Inc.
TCI Commns Fin IV TR    Preferred 87228u205      $26    1000        SH       Sole                     		1000
                            A
TXU Corp                  Common  873168108     $802   20240        SH       Sole                    	       20240
Tele Norte Leste          Common  879246106       $1      58        SH       Sole                       	  58
Tele Sudeste Celular      Common  879252104       $2     100        SH       Sole                      		 100
Telebras Spons ADR        Common  879287100       $1     500        SH       Sole                       	 500
Telebras                  Common  879287308      $40     500        SH       Sole                      		 500
  Telecommunications
Telecomunications De      Common  87929A102       $8     500        SH       Sole                      		 500
  Sao Paulo PFD
Telefonos Mex Rd ADR      SP ADR  879403780      $53    1000        SH       Sole                     		1000
  Class L                  REP
Texaco, Inc.              Common  881694103     $878   16715        SH       Sole                    	       16715
Texas Industries          Common  882491103       $3     100        SH       Sole                      		 100
Texas Instruments         Common  882508104     $109    2312        SH       Sole                     		2312
Transocean Sedco Forex    Common  G90078109     $106    1799        SH       Sole                     		1799
Tricon Global             Common  895953107     $557   18180        SH       Sole                    	       18180
  Restaurants
Tyco Int'l Ltd.           Common  902124106   $3,932   75806        SH       Sole                    	       75806
UAL CORP                  Common  902549500      $67    1600        SH       Sole                     		1600
US Bancorp Del            Common  902973106     $114    5000        SH       Sole                     		5000
USG Corp.                 Common  903293405     $371   14800        SH       Sole                    	       14800
                           New
USX-Marathon Group        Common  902905827     $148    5200        SH       Sole                     		5200
Unigraphics Solutions     Common  904928108      $39    2000        SH       Sole                     		2000


United Parcel Service     Common  911312106      $82    1450        SH       Sole                     		1450
  Inc. CL B
United Technologies       Common  913017109     $798   11520        SH       Sole                    	       11520
Univision                Class A  914906102   $2,426   64900        SH       Sole                    	       64900
Communications, Inc.
Unocal Corp.              Common  915289102      $39    1093        SH       Sole                     		1093
Vaalco Energy Inc         Common  91851C201      $16   43000        SH       Sole                    	       43000
Vaalco Energy Inc         Common  91851C201      $28   75000        SH       Sole                    	       75000
  (Restricted)
Varian Inc Com            Common  922206107       $8     188        SH       Sole                      		 188
Varian Medical Systems    Common  92220p105       $9     188        SH       Sole                      		 188
Varian Semiconductor      Common  922207105       $7     188        SH       Sole                      		 188
Verizon                   Common  92343v104   $2,333   48171        SH       Sole                    	       48171
Viacom Inc B Non Vtg      Common  925524308   $1,701   29076        SH       Sole                    	       29076
Visteon Corp              Common  92839U107      $10     650        SH       Sole                      		 650
Vitesse Semiconductor     Common  928497106      $36     400        SH       Sole                      		 400
Vixel Corp.               Common  928552108     $229   35500        SH       Sole                    	       35500
Vodafone Group PLC Spon   Common  92857w100   $1,707   41200        SH       Sole                    	       41200
Wal-Mart Stores Inc       Common  931142103   $1,038   21565        SH       Sole                    	       21565
Walgreen Co.              Common  931422109     $789   20800        SH       Sole                    	       20800
Wash Mutual Inc.          Common  939322103     $772   19400        SH       Sole                    	       19400
Washington Gas Light Co   Common  94106L109     $108    4000        SH       Sole                     		4000
Waste Management, Inc.    Common  94106K101     $174   10000        SH       Sole                    	       10000
  NEW
Wells Fargo & Co          Common  949746101   $3,499   76170        SH       Sole                     	       76170
Whole Foods Market, Inc.  Common  966837106      $86    1600        SH       Sole                     		1600
Williams Cos., Inc.       Common  969457100     $247    5850        SH       Sole                     		5850
Wind River System         Common  973149107   $2,014   42016        SH       Sole                    	       42016
Worldcom Inc              Common  98157D106     $768   25296        SH       Sole                    	       25296
XCEL Energy Inc.          Common  98389b100     $191    6952        SH       Sole                     		6952
XL Capital Ltd Cl A      Class A  G98255105     $243    3300        SH       Sole                     		3300
Xoma Ltd                  Common  g9825r107       $5     325        SH       Sole                      		 325